NOTE PAYABLE (Details)					12 Months Ended
	Feb. 28, 2020 USD ($)	Feb. 10, 2020 shares	Jan. 31, 2020 USD ($)	Jan. 28, 2020 USD ($) tranche $ / shares shares	Jan. 31, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of note payable					$ 625,000
Notes Payable
Debt Instrument [Line Items]
Principal amount				$ 2,250,000
Debt Instrument, Number Of Tranches | tranche				3
Interest rate (as a percentage)				12.00%
Bridge Warrant | Notes Payable
Debt Instrument [Line Items]
Number of shares of common stock subject to warrant (in shares) | shares				2,300,000
Warrants exercise price (in dollars per share) | $ / shares				$ 0.01
Fair value of the bridge warrant					460,000
Unamortized debt issuance costs			$ 522,000		522,000
Bridge Warrant | Notes Payable | Interest Expense
Debt Instrument [Line Items]
Debt discount			13,000		$ 13,000
Bridge Warrant | Notes Payable | Subsequent Event
Debt Instrument [Line Items]
Shares issued on exercise of warrants (in shares) | shares		2,200,328
Tranche one | Notes Payable
Debt Instrument [Line Items]
Debt, Gross				$ 700,000
Debt discount				75,000
Debt				625,000
Proceeds from issuance of note payable			$ 625,000
Tranche two | Notes Payable
Debt Instrument [Line Items]
Debt, Gross				700,000
Debt discount				75,000
Tranche two | Notes Payable | Subsequent Event
Debt Instrument [Line Items]
Proceeds from issuance of note payable	$ 625,000
Tranche three | Notes Payable
Debt Instrument [Line Items]
Debt, Gross				1,100,000
Debt discount				100,000
Debt				$ 1,000,000
Risk-free interest rate | Bridge Warrant | Notes Payable
Debt Instrument [Line Items]
Warrants, measurement input			1.44		1.44
Contractual term | Bridge Warrant | Notes Payable
Debt Instrument [Line Items]
Warrants, contractual term			30 months		30 months
Expected volatility | Bridge Warrant | Notes Payable
Debt Instrument [Line Items]
Warrants, measurement input			70.3		70.3
Dividend rate | Bridge Warrant | Notes Payable
Debt Instrument [Line Items]
Warrants, measurement input			0		0